UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2009
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Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): /  / is a restatement.
                                  /  / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    American Beacon Advisors, Inc.
Address: 4151 Amon Carter Blvd., MD 2450
         Fort Worth , TX 76155


Form 13F File Number:  28-14511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Rosemary K. Behan
Title:   Vice President and General Counsel
Phone:   (817) 391-6170

Signature, Place, and Date of Signing:

   /s/ Rosemary K. Behan     Fort Worth, TX     February ?, 2012
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        [Signature]          [City, State]           [Date]


/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
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Form 13F File Number          Name

28-01006                    Barrow, Hanley, Mewhinney & Strauss, LLC
28-02204                    Brandywine Global Investment Management, LLC
28-11166                    Calamos Advisors LLC
28-03578                    Franklin Advisers, Inc.
28-10068                    Hotchkis and Wiley Capital Management LLC
28-10469                    Lazard Asset Management LLC
28-05723                    Metropolitan West Capital Management, LLC
28-11866                    Morgan Stanley Investment Management Inc.
28-11411                    Opus Capital Group, LLC
28-03791                    Pzena Investment Management, LLC
28-01074                    Templeton Investment Counsel, LLC
28-00242                    The Boston Company Asset Management, LLC
28-04884                    The Renaissance Group LLC
28-03676                    Winslow Capital Management, Inc.
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                         FORM 13F SUMMARY PAGE
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Report Summary:


Number of Other Included Managers:           0
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Form 13F Information Table Entry Total:      1
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Form 13F Information Table Value Total:     $429
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                                        (thousands)

                                                    FORM 13-F INFORMATION TABLE


COLUMN 1                    COLUMN 2     COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7        COLUMN 8
                            TITLE OF                  VALUE      SHRS OR  SH/  PUT/    INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER              CLASS         CUSIP      (x$1000)    PRN AMT  PRN  CALL    DISCRETION    MANAGERS   SOLE  SHARED  NONE
--------------------------  -------     ---------   ---------    -------  ---  ----    ----------   ----------  ----  ------  -----
                            NOTE
INTERNATIONAL COAL GRP INC  9.000% 8/0  45928HAD8     429        495,000  PRN            DEFINED                495,000

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